Intangible Assets, Net (Details) - Schedule of Customers Relationships Balance - Customer-related intangible assets [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Customers Relationships Balance [Abstract]
Betterware	$ 7,467	$ 13,867	$ 20,267
JAFRA Mexico	468,195	519,796
Total of customers relationships	$ 475,662	$ 533,663	$ 20,267